ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2016	2017

Government authorities	$3,722	$5,433
Accrued expenses	2,602	2,974
Unrecognized tax benefits	474	1,119
Hedging transaction liabilities	78	683

	$6,876	$10,209